Federated Hermes International Developed Equity Fund
(formerly, Federated Hermes International Equity Fund)
Portfolio of Investments
August 31, 2020 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—99.1%
		Australia—5.3%
14,537		BHP Billiton Ltd.	$400,551
5,256		Breville Group Ltd.	104,101
40,355		Goodman Group	540,991
		TOTAL	1,045,643
		Belgium—0.6%
2,040		Anheuser-Busch InBev NV	118,731
		Denmark—4.4%
7,465		Novo Nordisk A/S	493,559
1,290		Orsted A/S	182,532
1,281		Vestas Wind Systems A/S	194,246
		TOTAL	870,337
		Finland—4.9%
16,380		Metso Outotec Oyj	121,374
6,842		Neles Oyj	93,356
91,607		Nokia Oyj	446,903
20,706		Stora Enso Oyj, Class R	305,096
		TOTAL	966,729
		France—6.6%
7,690		AXA SA	156,991
3,187		Gaztransport Et Technigaz	299,893
2,995		Legrand SA	249,695
6,348		Vinci SA	594,801
		TOTAL	1,301,380
		Germany—4.9%
1,500	[1]	Adidas AG	454,134
968		Allianz SE	209,644
1,649		Fresenius Medical Care AG & Co. KGaA	139,605
2,254		Vonovia SE	161,383
		TOTAL	964,766
		Hong Kong—3.3%
55,585		AIA Group Ltd.	565,529
1,600		Jardine Matheson Holdings Ltd.	66,352
5,448		Swire Pacific Ltd., Class A	29,317
		TOTAL	661,198
		Ireland—0.8%
4,549		Smurfit Kappa Group PLC	160,995
		Italy—1.1%
22,510	[1]	UniCredit SpA	221,764
		Japan—25.1%
4,900		Daifuku Co.	430,311
6,500		Hitachi Ltd.	215,832
4,100		Honda Motor Co., Ltd.	104,739
30,300		Inpex Corp.	191,544
4,800		Itochu Corp.	123,109
4,100		Kao Corp.	311,973

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Japan—continued
6,100		KDDI Corp.	$176,895
10,200		Kurita Water Industries Ltd.	318,607
3,677		Kyocera Corp.	210,198
20,300		Lion Corp.	432,394
13,100		Mitsubishi Chemical Holdings Corp.	76,425
4,900		NEC Corporation	258,003
4,809		Nippon Telegraph & Telephone Corp.	109,460
1,700		Nitto Denko Corp.	103,108
4,900		Omron Corp.	358,514
15,600		ORIX Corp.	192,601
4,200		Sony Corp.	328,660
10,500		T&D Holdings, Inc.	108,970
5,100		Toagosei Co Ltd.	49,904
2,700		Tokio Marine Holdings, Inc.	124,315
5,000		Toyota Motor Corp.	330,445
3,684		Yaoko Co. Ltd.	287,830
6,800		Yokohama Rubber Co. Ltd./The	106,197
		TOTAL	4,950,034
		Netherlands—8.5%
2,180		ASML Holding NV	817,433
2,207		Heineken NV	204,463
34,548	[1]	ING Groep NV	281,046
12,376		Koninklijke Ahold NV	372,722
		TOTAL	1,675,664
		Norway—1.6%
9,451		Aker BP ASA	187,385
61,201		Elkem ASA	125,952
		TOTAL	313,337
		Singapore—1.4%
33,600		City Developments Ltd.	197,891
5,818		Jardine Cycle & Carriage Ltd.	80,747
		TOTAL	278,638
		Spain—4.8%
2,026	[1]	Aena SME SA	302,817
25,087		Iberdrola SA	316,152
4,204		Red Electrica Corporacion SA	80,406
9,597		Siemens Gamesa Renewable Energy SA	257,876
		TOTAL	957,251
		Sweden—2.6%
7,795	[1]	Essity Aktiebolag	268,328
13,041	[1]	Volvo AB, Class B	249,445
		TOTAL	517,773
		Switzerland—12.9%
1,045		Lonza Group AG	647,506
6,661		Nestle S.A.	800,399
2,054		Roche Holding AG	717,828
1,006		Zurich Insurance Group AG	372,204
		TOTAL	2,537,937
		United Kingdom—10.3%
4,787		AstraZeneca PLC	533,386

Shares		Value in U.S. Dollars
	COMMON STOCKS—continued
	United Kingdom—continued
3,833	Greggs PLC	$72,604
92,073	M&G PLC	212,927
8,439	National Grid-SP PLC	95,239
23,634	Prudential PLC	390,493
18,327	Smith & Nephew PLC	372,748
22,487	Tate & Lyle PLC	205,973
95,420	Vodafone Group PLC	140,794
	TOTAL	2,024,164
	TOTAL INVESTMENT IN SECURITIES—99.1% (IDENTIFIED COST $17,298,693)	19,566,341
	OTHER ASSETS AND LIABILITIES - NET—0.9%[2]	173,075
	TOTAL NET ASSETS—100%	$19,739,416
1
Non-income-producing security.
2
Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corporation (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2020, in valuing the Fund's assets carried at fair value.
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$66,352	$19,499,989	$—	$19,566,341
TOTAL SECURITIES	$66,352	$19,499,989	$—	$19,566,341